CRM Mutual Fund Trust

(the “Trust”)

CRM Global Opportunity Fund

(the “Fund”)

Institutional and Investor Shares

Supplement Dated August 26, 2015

to the Summary Prospectus and Prospectus

Dated October 28, 2014

Capitalized terms used without definition below have the meanings given to them in the Summary Prospectus and Prospectus. This document should be read together with the Summary Prospectus or Prospectus, as applicable.

The Board of Trustees of the Trust has approved a change to the Fund’s principal investment strategies regarding its investments outside the U.S. Currently, under normal market conditions, it is expected that a majority of the Fund’s assets will be invested in foreign companies. Effective October 28, 2015, the Fund will invest, under normal market conditions, at least 40% of its assets outside the U.S. or, if conditions are not favorable, at least 30% of its assets outside the U.S.

Effective October 28, 2015, the first paragraph of the section of the Summary Prospectus titled “Principal Investment Strategies” and the first paragraph of the section of the Prospectus titled “Fund Summaries – CRM Global Opportunity Fund – Principal Investment Strategies” are each replaced with the following text:

The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and foreign companies. The Fund normally invests in the securities of companies that are tied economically to at least 10 countries, including the U.S. The Fund may invest in companies located in developed and emerging markets. Emerging markets include countries that have an emerging stock market as defined by Standard & Poor’s, Inc., countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. The Fund will invest, under normal market conditions, at least 40% of its assets outside the U.S. or, if conditions are not favorable, at least 30% of its assets outside the U.S. The Fund may invest in companies of any size. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

Effective October 28, 2015, the eleventh paragraph of the section of the Prospectus titled “Additional Information About the Funds’ Investment Objectives, Investment Strategies and Related Risks” is replaced with the following text:

The Global Opportunity Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and foreign companies. The Fund normally invests in the securities of companies that are tied economically to at least 10 countries, including the U.S. The Fund may invest in companies located in developed and emerging markets. Emerging markets include countries that have an emerging stock market as defined by Standard & Poor’s, Inc. (“S&P”), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. The Fund will invest, under normal market conditions, at least 40% of its assets outside the U.S. or, if conditions are not favorable, at least 30% of its assets outside the U.S. The Fund may invest in companies of any size.

CRM Mutual Fund Trust

CRM Global Opportunity Fund

(the “Fund”)

Institutional and Investor Shares

Supplement Dated August 26, 2015

to the Statement of Additional Information

Dated October 28, 2014

Capitalized terms used without definition below have the meanings given to them in the Statement of Additional Information. This document should be read together with the Statement of Additional Information.

The Board of Trustees of the Trust has approved a change to the Fund’s principal investment strategies regarding its investments outside the U.S. Currently, under normal market conditions, it is expected that a majority of the Fund’s assets will be invested in foreign companies. Effective October 28, 2015, the Fund will invest, under normal market conditions, at least 40% of its assets outside the U.S. or, if conditions are not favorable, at least 30% of its assets outside the U.S.

Effective October 28, 2015, the first paragraph of the section of the Statement of Additional Information titled “Investment Strategies and Risks – Foreign Securities” is replaced with the following information:

The Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. The Fund will invest, under normal market conditions, at least 40% of its assets outside the U.S. or, if conditions are not favorable, at least 30% of its assets outside of the U.S.